INSURANCE (Tables)	12 Months Ended
Dec. 31, 2025
INSURANCE
Summary of assets and liabilities related to insurance activities

	12/31/2025	12/31/2024
Insurance contracts assets
Assets for remaining coverage	2,841,301	6,383,998
Liability for incurred claim - present value of future cash flow	(640,512)	(2,406,240)
Liability for incurred claim - risk adjustment for non-financial risk	(73,364)	(119,954)
Net balance	2,127,425	3,857,804

Insurance contracts Liabilities
Assets for remaining coverage	1,520,853	—
Liability for incurred claim - present value of future cash flow	(1,820,956)	—
Liability for incurred claim - risk adjustment for non-financial risk	(169,898)	—
Net balance	(470,001)	—

Reinsurance contracts Assets
Assets/(Liabilities) for remaining coverage	2,481	(79,760)
Incurred Claims for contracts under the Premium Allocation Approach (PAA)	326,304	186,481
Net balance	328,785	106,721

Reinsurance contracts liabilities
Liabilities for remaining coverage	—	(25,273)
Incurred Claims for contracts under the Premium Allocation Approach (PAA)	—	1,796
Net balance	—	(23,477)

Balances from brokers operations
Assets from brokers operations	207,018	224,325
Liability from brokers operations	(71,431)	(205,761)
Net balance	135,587	18,564

Assets	2,663,228	4,188,850
Liability	(541,432)	(229,238)

Schedule of result for insurance activities

	12/31/2025	12/31/2024	12/31/2023
Insurance revenue from contracts measured under the Premium Allocation Approach (PAA)	52,198,864	53,656,427	53,187,288
Insurance revenue	52,198,864	53,656,427	53,187,288
Incurred claims	(11,972,109)	(8,962,324)	(7,380,333)
Acquisition and administrative expenses	(14,703,304)	(17,318,937)	(9,072,248)
Insurance service expenses	(26,675,413)	(26,281,261)	(16,452,581)
Allocation of reinsurance premiums	(320,412)	(394,538)	(425,655)
Amounts recoverable from reinsurers for incurred claims	1,123,096	204,022	105,963
Net expenses from reinsurance contracts held	802,684	(190,516)	(319,692)
Insurance service result - IFRS 17	26,326,135	27,184,650	36,415,015
Broker activity operations	10,158,176	5,695,618	4,925,697
Income from insurance activities	36,484,311	32,880,268	41,340,712

Schedule of reconciliation of the liability for remaining coverage and the liability for incurred claims

	Incurred claims for contracts under the Premium Allocation Approach (PAA)
Reinsurance contracts held at December 31, 2025	Remaining coverage	Present value of future cash flows	Total
Reinsurance contracts liabilities	(25,273)	1,796	(23,477)
Reinsurance contracts assets	(79,760)	186,481	106,721
Net balance as at January 1, 2025	(105,033)	188,277	83,244
Net income (expenses) from reinsurance contracts held
Allocation of reinsurance premiums	(320,412)	—	(320,412)
Amounts recoverable from reinsurers for incurred claims	—	1,123,096	1,123,096
Net income (expenses) from reinsurance contracts held	(320,412)	1,123,096	802,684
IAS29 + finance income from reinsurance contracts held	(26,090)	(23,551)	(49,641)
Total amounts recognised in comprehensive income	(346,502)	1,099,545	753,043
Cash flows
Premiums paid net of ceding commissions and other directly attributable expenses paid	454,016	—	454,016
Recoveries from reinsurance	—	(961,518)	(961,518)
Total cash flows	454,016	(961,518)	(507,502)
Net balance as at December 31, 2025	2,481	326,304	328,785
Reinsurance contract Assets	2,481	326,304	328,785

	Incurred claims for contracts under the Premium Allocation Approach (PAA)
Reinsurance contracts held at December 31, 2024	Remaining coverage	Present value of future cash flows	Total
Reinsurance contracts liabilities	(71,027)	56,611	(14,416)
Net balance as at January 1, 2024	(71,027)	56,611	(14,416)
Net income (expenses) from reinsurance contracts held
Allocation of reinsurance premiums	(394,538)	—	(394,538)
Amounts recoverable from reinsurers for incurred claims	—	204,022	204,022
Net income (expenses) from reinsurance contracts held	(394,538)	204,022	(190,516)
IAS29 + finance income from reinsurance contracts held	82,386	(29,588)	52,798
Total amounts recognised in comprehensive income	(312,152)	174,434	(137,718)
Cash flows
Premiums paid net of ceding commissions and other directly attributable expenses paid	278,141	—	278,141
Recoveries from reinsurance	—	(42,770)	(42,770)
Total cash flows	278,141	(42,770)	235,371
Net balance as at December 31, 2024	(105,033)	188,277	83,244
Reinsurance contracts liabilities	(25,273)	1,796	(23,477)
Reinsurance contracts assets	(79,760)	186,481	106,721

Summary of activity of reinsurance contract liabilities and insurance contract assets

		December 31, 2025
Insurance contracts issued		Further analysis of the liabilities for incurred claims (LIC) for contracts under the Premium Allocation Approach (PAA)
	Liability for remaining coverage (LRC)	Present value of future cash flows	Risk adj. for non-fin. risk	Total
Insurance contracts assets	6,383,998	(2,406,240)	(119,954)	3,857,804
Net balance as at January 1, 2025	6,383,998	(2,406,240)	(119,954)	3,857,804
Insurance revenue	52,198,864	—	—	52,198,864
Insurance service expenses
Incurred claims and other directly attributable expenses	—	(23,447,572)	(152,077)	(23,599,649)
Insurance acquisition cashflows	(3,075,764)	—	—	(3,075,764)
Insurance service expenses	(3,075,764)	(23,447,572)	(152,077)	(26,675,413)
Insurance service result	49,123,100	(23,447,572)	(152,077)	25,523,451
IAS 29 + net financial expenses for insurance contracts	(3,865,440)	147,948	28,769	(3,688,723)
Total amounts recognised in comprehensive income	45,257,660	(23,299,624)	(123,308)	21,834,728
Cash flows
Premiums received	(49,469,747)	—	—	(49,469,747)
Claims and other directly attributable expenses paid	—	23,244,396	—	23,244,396
Insurance acquisition cashflows	2,190,243	—	—	2,190,243
Total cash flows	(47,279,504)	23,244,396	—	(24,035,108)
Net balance as at December 31, 2025	4,362,154	(2,461,468)	(243,262)	1,657,424
Closing insurance contracts assets	2,841,301	(640,512)	(73,364)	2,127,425
Closing insurance contracts liabilities	1,520,853	(1,820,956)	(169,898)	(470,001)
Net balance as at December 31, 2025	4,362,154	(2,461,468)	(243,262)	1,657,424

		December 31, 2024
Insurance contracts issued		Further analysis of the liabilities for incurred claims (LIC) for contracts under the Premium Allocation Approach (PAA)
	Liability for remaining coverage (LRC)	Present value of future cash flows	Risk adj. for non-fin. risk	Total
Insurance contracts assets	4,936,104	(1,470,553)	(65,021)	3,400,530
Net balance as at January 1, 2024	4,936,104	(1,470,553)	(65,021)	3,400,530
Insurance revenue	53,656,427	—	—	53,656,427
Insurance service expenses
Incurred claims and other directly attributable expenses	—	(20,510,225)	(90,095)	(20,600,320)
Insurance acquisition cashflows	(5,680,941)	—	—	(5,680,941)
Insurance service expenses	(5,680,941)	(20,510,225)	(90,095)	(26,281,261)
Insurance service result	47,975,486	(20,510,225)	(90,095)	27,375,166
IAS29 + net financial expenses for insurance contracts	(10,634,744)	379,970	35,162	(10,219,612)
Total amounts recognised in comprehensive income	37,340,742	(20,130,255)	(54,933)	17,155,554
Cash flows
Premiums received	(38,906,564)	—	—	(38,906,564)
Claims and other directly attributable expenses paid	—	19,194,568	—	19,194,568
Insurance acquisition cashflows	3,013,716	—	—	3,013,716
Total cash flows	(35,892,848)	19,194,568	—	(16,698,280)
Net balance as at December 31, 2024	6,383,998	(2,406,240)	(119,954)	3,857,804
Closing insurance contracts assets	6,383,998	(2,406,240)	(119,954)	3,857,804
Net balance as at December 31, 2024	6,383,998	(2,406,240)	(119,954)	3,857,804